BETH N. LOWSON
                                                                         Counsel
                                                                  (212) 314-3939
                                                             Fax: (212) 707-7785
                                               E-mail: beth.lowson@equitable.com


[EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]
                                                                  LAW DEPARTMENT

                                  October 19, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Filing pursuant to Rule 497(j)
                  The Equitable Life Assurance Society of the United States Separate Account FP
                  File No. 333-17663
                  CIK 0000771726
                  --------------

Gentlemen:

Pursuant to 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) of Rule 497, I hereby certify that the forms of prospectus supplements dated August 30, 1999 for the above-captioned registrant that would have been filed under paragraph (b) of Rule 497 do not differ from those contained in Post Effective Amendment No. 6 to the registration statement filed electronically with the Commission on August 30, 1999.

                                                  Sincerely,



                                              /s/ Beth N. Lowson
                                             ------------------------------
                                                  Beth N. Lowson





           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104